Taxes on Income (Details) - Schedule of current taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of current taxes on income [Abstract]
Current taxes	$ 345	$ 95
Deferred tax expenses (income)		1,330	726
Taxes in respect of prior years			4
Taxes on income	$ 345	$ 1,425	$ 730